Commitments and Contingencies (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MYR (RM)
Commitments and Contingencies [Abstract]
Contractual obligation percentage	100.00%	100.00%
Repayment obligations	$ 1,269,231	RM 5,148,000